Loans and Borrowings - Summary of Refundable and Conditional Advances (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2008
Borrowing costs [abstract]
Refundable and conditional advances, Net book value			€ 0
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Net book value			0
BPI FRANCE - IT-DIAB
Borrowing costs [abstract]
Refundable and conditional advances, Grant date		Dec. 23, 2008
Refundable and conditional advances, Total amount allocated		€ 3,229	3,229
Refundable and conditional advances, Receipts		3,229	3,229
Refundable and conditional advances, Repayments		(3,229)	(3,229)
Refundable and conditional advances, Effects of discounting		0	0
Refundable and conditional advances, Net book value		€ 0
Discounted rate	5.19%
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Grant date		Dec. 23, 2008
Refundable and conditional advances, Total amount allocated		€ 3,229	3,229
Refundable and conditional advances, Receipts		3,229	3,229
Refundable and conditional advances, Repayments		(3,229)	(3,229)
Refundable and conditional advances, Effects of discounting		0	€ 0
Refundable and conditional advances, Net book value		€ 0
Discounted rate	5.19%
BPI FRANCE - IT-DIAB | Conditional Advances [Member]
Borrowing costs [abstract]
Refundable and conditional advances, Total amount allocated	€ 3,229			€ 3,229
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Total amount allocated	3,229			3,229
BPI FRANCE - IT-DIAB | Non Repayable
Borrowing costs [abstract]
Government grants				3,947
Disclosure of detailed information about borrowings [line items]
Government grants				€ 3,947
BPI FRANCE - IT-DIAB | Additional Payments
Borrowing costs [abstract]
Maximum amount to be paid if any further amounts to be paid as conditional advance	14,800
Disclosure of detailed information about borrowings [line items]
Maximum amount to be paid if any further amounts to be paid as conditional advance	€ 14,800